STOCKHOLDERS' EQUITY (Details) - Share-based expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense	$ 839,322	$ 872,217	$ 2,995,251	$ 1,974,191	$ 3,752,312	$ 5,418,672
Employee Awards
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense	$ 839,322	740,844	2,969,811	1,574,906	3,346,692	1,500,783
Consulting Awards [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense		103,869	$ 25,440	151,385	150,165	$ 77,918
Feinsod Agreement [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense		$ 27,504		192,800
DB Option Agreement [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense				$ 55,100	$ 55,100